CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 19,818	$ 3,110	¥ 18,096
Restricted cash		1,378	216	1,319
Short-term investments		29,566	4,640	24,820
Accounts receivable, net (Allowance for credit losses of RMB559 million and RMB482 million as of December 31, 2020 and 2021, respectively)		4,649	729	4,119
Due from related parties (Allowance for credit losses of RMB72 million and RMB56 million as of December 31, 2020 and 2021, respectively)		1,665	261	1,802
Prepayments and other current assets (Allowance for credit losses of RMB168 million and RMB277 million as of December 31, 2020 and 2021, respectively)		9,032	1,418	7,855
Total current assets		66,108	10,374	58,011
Long-term deposits and prepayments		371	58	411
Long-term receivables due from related parties		25	4	25
Land use rights		86	13	88
Property, equipment and software		5,534	868	5,780
Investments		44,961	7,055	47,943
Goodwill		59,353	9,314	59,353
Intangible assets		12,960	2,034	13,256
Right-of-use assets		777	122	987
Deferred tax assets		1,684	265	1,395
Total assets		191,859	30,107	187,249
Current liabilities:
Short-term debt and current portion of long-term debt		39,866	6,256	33,665
Accounts payable		6,019	945	4,506
Due to related parties		138	22	241
Salary and welfare payable		3,894	611	3,534
Taxes payable		1,065	167	1,217
Advances from customers		7,535	1,182	7,605
Accrued liability for rewards program		400	63	478
Other payables and accruals		7,301	1,145	7,123
Total current liabilities		66,218	10,391	58,369
Deferred tax liabilities		3,527	554	3,574
Long-term debt		11,093	1,741	22,718
Long-term lease liability		400	63	618
Other long-term liabilities		165	25	403
Total liabilities		81,403	12,774	85,682
Commitments and contingencies (Note 20)
Shareholders' equity
Share capital (US$0.00125 par value; 1,400,000,000 shares authorized))	[1]	6	1	6
Additional paid-in capital		93,829	14,724	83,960
Statutory reserves		734	115	637
Accumulated other comprehensive loss		(1,604)	(252)	(1,608)
Retained earnings		18,823	2,954	19,470
Less: Treasury stock		(2,111)	(331)	(2,111)
Total Trip.com Group Limited shareholders' equity		109,677	17,211	100,354
Non-controlling interests		779	122	1,213
Total shareholders' equity		110,456	17,333	101,567
Total liabilities and shareholders' equity		¥ 191,859	$ 30,107	¥ 187,249

[1]	Value per share and the number of shares authorized as of December 31, 2020 have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.